OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2022
Operating Segments
OPERATING SEGMENTS

5.	OPERATING SEGMENTS

The operating segments of the Company reflect their management and their organizational structure, used for monitoring its results. The Company also operates in the gas market, through its subsidiary Gasmig, and in other businesses with less impact on the results of its operations.

The segment information is disclosed separately into the following 5 reportable segments:

Generation: Comprises production of energy from hydroelectric and wind facilities.

Transmission: Comprises construction, operation and maintenance of transmission lines and substations.

Trading: Comprises commercialization of energy and provision of related services.

Distribution: Comprises provision of energy distribution services, including operation and maintenance of the related infrastructure and services.

Investees: Comprises management of the equity interests in which the company does not have shareholding control, in line with the Company’s business strategies. The results of the subsidiaries Gasmig and CEMIG Sim are also included in this segment, since their management is also linked to the CEMIGPar management unit (the office of the Chief Officer for Holdings).

Transfer of energy from the generation activity to the trading activity comprises a transaction between segments, since it consists of obtaining of revenue from the sale of energy generated, and costs for purchase of energy to be traded - these are measured at sale prices estimated in accordance with criteria based on the Company’s model for management of these businesses, using market prices as a reference.

Information by Segment as of and for The Year Ended December 31, 2022
Description	Energy				Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,661	1,195	7,918	20,919	3,697	36,390	(1,423)	(504)	34,463

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(331)	-	(6,880)	(11,938)	(2,736)	(21,885)	1,423	442	(20,020)

OPERATING COSTS AND EXPENSES (3)
Personnel	(162)	(135)	(12)	(913)	(130)	(1,352)	-	-	(1,352)
‘Employees and managers’ income sharing	(15)	(11)	(6)	(40)	(11)	(83)	-	-	(83)
Post-employment obligations	(66)	(42)	(10)	(421)	(87)	(626)	-	-	(626)
Materials, outsourced services and others expenses (revenues)	(395)	(96)	(14)	(1,785)	(203)	(2,481)	-	62	(2,419)
Depreciation and amortization	(328)	-	-	(738)	(109)	(1,182)	-	-	(1,182)
Operating provisions and impairment	(18)	(3)	(34)	(398)	(3)	(456)	-	-	(456)
Construction costs	-	(291)	-	(3,193)	(52)	(3,536)	-	-	(3,536)
Total operating costs	(984)	(578)	(76)	(7,488)	(595)	(9,716)	-	62	(9,655)

OPERATING COSTS AND EXPENSES	(1,315)	(578)	(6,956)	(19,426)	(3,331)	(31,601)	1,423	504	(29,675)

Equity in earnings of unconsolidated investees, net	(2)	3	-	-	844	845	-	-	845
Gains arising from the sale of non-current asset held for sale	-	-	-	-	52	52	-	-	52
Fair value of business combination	-	-	-	-	5	5	-	-	5

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,344	620	962	1,493	1,267	5,686	-	-	5,686
Finance net income (expenses)	(150)	(96)	34	(1,115)	(239)	(1,566)	-	-	(1,566)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,194	524	996	378	1,028	4,120	-	-	4,120
Income tax and social contribution tax	(307)	(174)	(314)	67	702	(26)	-	-	(26)
NET INCOME FOR THE YEAR	887	350	682	445	1,730	4,094	-	-	4,094
Equity holders of the parent	887	350	682	445	1,728	4,092	-	-	4,092
Non-controlling interests	-	-	-	-	2	2	-	-	2

Information by Segment as of and for The Year Ended December 31, 2021
Account/description	Energy				Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,921	1,094	6,430	22,345	2,858	35,648	(1,575)	(427)	33,646

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(795)	-	(5,735)	(14,853)	(2,011)	(23,394)	1,575	370	(21,449)

OPERATING COSTS AND EXPENSES (3)
Personnel	(149)	(115)	(20)	(847)	(109)	(1,240)	-	-	(1,240)
‘Employees and managers’ income sharing	(14)	(14)	(3)	(94)	(9)	(134)	-	-	(134)
Post-employment obligations	(5)	3	(1)	19	(32)	(16)	-	-	(16)
Materials, outsourced services and others expenses (revenues)	(209)	(94)	(14)	(1,524)	(165)	(2,006)	-	57	(1,949)
Depreciation and amortization	(254)	(3)	(1)	(683)	(108)	(1,049)	-	-	(1,049)
Operating provisions and impairment	(20)	(12)	(14)	(198)	(120)	(364)	-	-	(364)
Construction costs	-	(184)	-	(1,802)	(50)	(2,036)	-	-	(2,036)
Total operating costs	(651)	(419)	(53)	(5,129)	(593)	(6,845)	-	57	(6,788)

OPERATING COSTS AND EXPENSES	(1,446)	(419)	(5,788)	(19,982)	(2,604)	(30,239)	1,575	427	(28,237)

Periodic Tariff Revision, net	-	215	-	-	-	215	-	-	215
Renegotiation of hydrological risk (Law 14,052/20), net	1,032	-	-	-	-	1,032	-	-	1,032
Gains arising from the sale of non-current asset held for sale	-	-	-	-	109	109	-	-	109
Equity in earnings of unconsolidated investees, net	54	-	-	-	128	182	-	-	182
Fair value of business combination	-	4	-	-	-	4	-	-	4

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,561	894	642	2,363	491	6,951	-	-	6,951
Finance net income (expenses)	(758)	(395)	15	(7)	(1,107)	(2,252)	-	-	(2,252)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,803	499	657	2,356	(616)	4,699	-	-	4,699
Income tax and social contribution tax	(409)	(78)	(224)	(655)	420	(946)	-	-	(946)
NET INCOME FOR THE YEAR	1,394	421	433	1,701	(196)	3,753	-	-	3,753
Equity holders of the parent	1,394	421	433	1,701	(198)	3,751	-	-	3,751
Non-controlling interests	-	-	-	-	2	2	-	-	2

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

Information by Segment as of and for The Year Ended December 31, 2020
Account/description	Energy				Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading (1)	Distribution
NET REVENUE	2,589	778	5,382	16,512	1,673	26,934	(1,324)	(382)	25,228

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(528)	-	(5,027)	(9,960)	(1,083)	(16,598)	1,324	332	(14,942)

OPERATING COSTS AND EXPENSES
Personnel	(170)	(102)	(16)	(886)	(102)	(1,276)	-	-	(1,276)
‘Employees and managers’ income sharing	(16)	(14)	(2)	(93)	(17)	(142)	-	-	(142)
Post-employment obligations	(42)	(38)	(6)	(297)	(55)	(438)	-	-	(438)
Materials, outsourced services and others expenses (revenues)	(178)	(65)	(11)	(1,327)	(110)	(1,691)	-	50	(1,641)
Depreciation and amortization	(205)	(5)	(1)	(668)	(110)	(989)	-	-	(989)
Operating provisions and impairment	(32)	7	(1)	(274)	(123)	(423)	-	-	(423)
Construction costs	-	(147)	-	(1,384)	(50)	(1,581)	-	-	(1,581)
Total operating costs	(643)	(364)	(37)	(4,929)	(567)	(6,540)	-	50	(6,490)

OPERATING COSTS AND EXPENSES	(1,171)	(364)	(5,064)	(14,889)	(1,650)	(23,138)	1,324	382	(21,432)

Periodic Tariff Revision, net	-	502	-	-	-	502	-	-	502
Fair value of business combination	-	51	-	-	-	51	-	-	51
Equity in earnings of unconsolidated investees, net	11	-	-	-	346	357	-	-	357

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,429	967	318	1,623	369	4,706	-	-	4,706
Finance expenses	(322)	(152)	21	22	(474)	(905)	-	-	(905)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,107	815	339	1,645	(105)	3,801	-	-	3,801
Income tax and social contribution tax	(308)	(222)	(81)	(430)	105	(936)	-	-	(936)
NET INCOME FOR THE YEAR	799	593	258	1,215	-	2,865	-	-	2,865
Equity holders of the parent	799	593	258	1,215	(1)	2,864	-	-	2,864
Non-controlling interests	-	-	-	-	1	1	-	-	1

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

The information for assets by segment is not presented, because this is not part of the information made available to the Company’s Chief Operating Decision Maker (‘CODM’).

Accounting policy

The operating results of all operating segments for which discrete financial information is available, are reviewed regularly by the Company’s CODM, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CODM include items directly attributable to the segment as well as those that can be allocated on a reasonable basis.